Property and Equipment: Schedule Of Depreciation Expense Property And Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Tables/Schedules
Schedule Of Depreciation Expense Property And Equipment
	Years Ended March 31,
	2013	2012
Costs of goods sold	$48,768	$39,286
General and administrative	195,070	159,421
Total	$243,838	$198,707